[Western Reserve Life Assurance Co. of Ohio]

December 16, 2005

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	WRL Freedom Premier III Variable Annuity

Separate Account VA U

Western Reserve Life Assurance Co. of Ohio

(File No. 333-108525)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus, supplements and statement of additional information filed on December 13, 2005, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 297-8468.

Sincerely,

/s/ JOHN S. LONG
John S. Long
Attorney Annuity Products and Services

cc:	Frederick R. Bellamy, Esq.